Stock-Based Compensation - Summary of Stock Award Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock awards, related information
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 20.37	$ 17.51
Granted (in dollars per share)	0
Forfeited (in dollars per share)	$ 0
Performance share units (PSUs)
Stock Award Activity
Beginning balance (in shares)	5,300,825
Granted (in shares)	1,714,667	3,740,075	0
Vested (in shares)	0
Forfeited (in shares)	(1,734,548)
Ending balance (in shares)	5,280,944	5,300,825
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 21.50
Granted (in dollars per share)	25.37	$ 26.10	$ 0
Vested (in dollars per share)	0
Forfeited (in dollars per share)	12.08
Ending balance (in dollars per share)	$ 25.85	$ 21.50
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 64
Weighted average future recognition period (in years)	2 years 3 months 7 days
Restricted Stock Units (RSUs)
Stock Award Activity
Beginning balance (in shares)	1,059,472
Granted (in shares)	95,357	79,844	2,375,141
Vested (in shares)	(1,034,846)
Forfeited (in shares)	(29,302)
Ending balance (in shares)	90,681	1,059,472
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 10.05
Granted (in dollars per share)	20.46	$ 22.29	$ 9.04
Vested (in dollars per share)	10.16
Forfeited (in dollars per share)	9.08
Ending balance (in dollars per share)	$ 20.07	$ 10.05
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 0
Weighted average future recognition period (in years)	4 months 6 days